FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 646,607	$ 559,164
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	649,680	568,123
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,073	8,959
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	109	912
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	109	912
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	90,665	82,239
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	93,168	85,848
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,503	3,609
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	737,381	642,315
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	742,957	654,883
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	5,576	12,568
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,317	3,255
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,741	7,055
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,424	3,800
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	26	200
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	26	200
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	15,263	6,001
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	15,263	6,001
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,606	9,456
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	19,030	13,256
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 2,424	$ 3,800